UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Americus Capital Advisors, LLC

Address:  127 Post Road East
          Westport, CT  06880


13F File Number: 028-12831

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Reiferson
Title:  Managing Principal
Phone:  (212)867-9766


Signature, Place and Date of Signing:


/s/ Paul Reiferson              New York, New York            August 14, 2009
-----------------------     --------------------------     ---------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:  $46,343
                                       (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE
                                                   Americus Capital Advisors, LLC


COLUMN 1                    COLUMN  2            COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------------            --------------        ---------  --------  ------------------  ----------  --------  ---------------------
                                                            VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS          CUSIP    (X$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
--------------            --------------        ---------  --------  --------- --- ----  ----------  --------  -------- ------  ----
ALLEGHENY ENERGY INC          COM               017361106    5,314    207,168  SHS          SOLE                 207,168   0      0
ALLEGHENY ENERGY INC          COM               017361106      200      7,800       CALL    SOLE                   7,800   0      0
ANNALY CAP MGMT INC           COM               035710409    3,825    252,657  SHS          SOLE                 252,657   0      0
ASSISTED LIVING CONCPT NEV N  CL A NEW          04544X300    1,913    131,511  SHS          SOLE                 131,511   0      0
BANK OF AMERICA CORPORATION   COM               060505104    3,289    249,200       PUT     SOLE                 249,200   0      0
BROADRIDGE FINL SOLUTIONS IN  COM               11133T103    3,323    200,413  SHS          SOLE                 200,413   0      0
CIT GROUP INC                 UNIT 99/99/9999   125581405    1,937    311,942  SHS          SOLE                 311,942   0      0
CIT GROUP INC                 8.75% PFD SER C   125581603    2,100    119,000  PRN          SOLE                 119,000   0      0
EBAY INC                      COM               278642103      779     45,460  SHS          SOLE                  45,460   0      0
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100    1,532     40,502  SHS          SOLE                  40,502   0      0
RAMBUS INC DEL                NOTE 2/           750917AB2    5,019  5,000,000  PRN          SOLE               5,000,000   0      0
SPDR TR                       UNIT SER 1        78462F103    7,356     80,000       PUT     SOLE                  80,000   0      0
SPDR GOLD TRUST               GOLD SHS          78463V107    2,391     26,226  SHS          SOLE                  26,226   0      0
TRANSOCEAN INC                NOTE 1.625% 12/1  893830AU3    1,919  2,000,000  PRN          SOLE               2,000,000   0      0
TRANSOCEAN INC                NOTE 1.500% 12/1  893830AV1      919  1,000,000  PRN          SOLE               1,000,000   0      0
US BANCORP DEL                COM NEW           902973304    1,952    108,937  SHS          SOLE                 108,937   0      0
WELLS FARGO & CO NEW          PERP PFD CNV A    949746804    2,575      3,280  SHS          SOLE                   3,280   0      0












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